Debt - Summary of Interest Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Interest expense
Other			$ 1,155	$ 1,077	$ 1,506	$ 1,709
Debt issue costs
Amortization of debt issuance costs	$ 3,200
Original issue discounts			562	181	241	178
Capitalized interest			(849)	(702)	(895)	(474)
Interest expense	$ 25,148	$ 21,440	64,882	63,213	83,205	68,742
Term Loan [Member]
Interest expense
Interest expense, debt			35,584	40,197	52,504	38,285
Debt issue costs
Amortization of debt issuance costs			4,620	1,485	1,980	1,397
2021 Senior Notes [Member]
Interest expense
Interest expense, debt			17,150	18,900
Debt issue costs
Amortization of debt issuance costs			880	1,056
2025 Senior Notes [Member]
Interest expense
Interest expense, debt			3,879
Debt issue costs
Amortization of debt issuance costs			180
Senior Notes [Member]
Interest expense
Interest expense, debt					25,200	25,200
Debt issue costs
Amortization of debt issuance costs					1,407	1,407
Revolving Credit Facility [Member]
Interest expense
Interest expense, debt			1,434	751	904	682
Debt issue costs
Amortization of debt issuance costs			$ 287	$ 268	$ 358	$ 358